Loans and other financial assets at amortized cost - Details of other financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 9,771,918	₩ 12,620,396
Allowance for credit losses
Disclosure of other financial assets [Line Items]
Other financial assets	(213,014)	(156,280)
Cash Management Account asset (CMA asset) | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	120,000	91,000
Receivables | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	6,411,884	9,061,936
Accrued Income | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	1,779,310	1,972,330
Telex and telephone subscription rights and refundable deposits | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	778,986	793,510
Domestic exchange settlement debit | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	441,992	446,570
Other assets | Gross carrying amount
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 452,760	₩ 411,330